Inventories (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Inventories
Spare parts and accessories of flight equipment		$ 289,737	$ 285,185		$ 294,390
Miscellaneous supplies		7,534	9,665		7,518
Total		297,271	294,850	$ 16,020	$ 301,908
Consumption of inventories included in maintenance expense	$ 284,687	$ 290,206	$ 242,265